Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Asset Retirement Obligations [abstract]
Schedule of Asset Retirement Obligations

	Turkiye	Canada	Greece	Total

At January 1, 2025	$85,274	$11,807	$35,915	$132,996
Accretion during the year	3,906	316	1,693	5,915
Revisions to estimate	(778)	3,729	7,446	10,397
Settlements	(2,672)	—	(3,679)	(6,351)
At December 31, 2025	$85,730	$15,852	$41,375	$142,957
Less: Current liability portion	(1,900)	(1,759)	(4,227)	(7,886)
Non-current liability portion	$83,830	$14,093	$37,148	$135,071

Estimated undiscounted amount	$138,300	$27,951	$95,596	$261,847

	Turkiye	Canada	Greece	Total

At January 1, 2024	$76,357	$15,308	$37,444	$129,109
Accretion during the year	2,963	355	1,551	4,869
Revisions to estimate	6,589	(3,856)	(27)	2,706
Settlements	(635)	—	(3,053)	(3,688)
At December 31, 2024	$85,274	$11,807	$35,915	$132,996
Less: Current liability portion	—	—	(5,071)	(5,071)
Non-current liability portion	$85,274	$11,807	$30,844	$127,925

Estimated undiscounted amount	$157,040	$27,740	$67,837	$252,617

Schedule of Present Value of Estimated Future Net Cash Outflows	The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkiye	Canada	Greece
	%	%	%
At December 31, 2025
Inflation rate	2.6 to 3.3	2.6	2.6 to 3.2
Discount rate	4.2	4.8	3.6 to 4.8

At December 31, 2024
Inflation rate	2.6 to 2.9	2.5	2.5 to 4.2
Discount rate	4.6	4.9	4.4 to 4.9